Condensed Consolidated Statement of Stockholders' Equity and Partners' Capital (USD $) In Thousands	Total	Partners' Capital [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 66,544	$ 66,544
Net loss	(8,759)	(8,759)
Capital contributions	69,554	69,554
Incentive unit compensation	3	3
Distributions	(638)	(638)
Balance at Dec. 31, 2012	126,704	126,704
Net loss	(43,541)	(43,541)
Capital contributions	583,597	583,597
Incentive unit compensation	43	43
Pension obligation adjustment	1,168
Change in accumulated other comprehensive income	1,168					1,168
Balance at Dec. 31, 2013	667,971	666,803				1,168
Net loss	(150,153)				(150,153)
Capital contributions	124,667	124,667
Incentive unit compensation	87	87
Pension obligation adjustment	(1,358)					(1,358)
IPO proceeds	550,025		1,600	548,425
IPO offering costs	(5,303)			(5,303)
Effect of corporate reorganization		(791,557)		847,726	(56,169)
Balance at Sep. 30, 2014	$ 1,185,936		$ 1,600	$ 1,390,848	$ (206,322)	$ (190)